Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Provision for Income Tax
	Years ended December 31,
Provision for income tax	2024	2023
Current
Hong Kong	$151,155	$128,700

Deferred
Hong Kong	(13,765)	28,347
Total	$137,390	$157,047

Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2024	2023
Profit before income tax	$516,820	$1,082,610

Tax effect at the Hong Kong profits tax rate of 16.5%	$85,275	$178,631
Tax effect of preferential tax rate	(21,100)	(20,595)
Tax effect of non-assessable income	(153)	(605)
Tax effect of non-deductible expenses	73,560	-
Tax effect of tax rebate	(192)	(384)

Total	$137,390	$157,047

	Years ended December 31,
Effective income tax rate (%)		2023
Effective income tax rate – Hong Kong	26.58%	14.51%

Schedule of Deferred Tax Assets

The components of deferred tax assets their movements were as follows:

	Property, plant and equipment	Intangible assets	Total
Balance as of January 1, 2023	$798	$27,882	$28,680

Charged to statement of operations	144	28,203	28,347

Balance as of December 31, 2023	$942	$56,085	$57,027

Charged to statement of operations	86	(13,851)	(13,765)

Balance as of December 31, 2024	$1,028	$42,234	$43,262